Filed Pursuant to Rule 497(c) 1933 Act File No. 033-73792 1940 Act File No. 811-08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

On behalf of Rainier Investment Management Mutual Funds (the “Trust”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the definitive form of Prospectus for MN Rainier Intermediate Fixed Income Fund, which was filed pursuant to Rule 497(c) on April 20, 2016. The purpose of this filing is to submit the 497(c) filing dated April 20, 2016 in XBRL format for the MN Rainier Intermediate Fixed Income Fund.

The XBRL exhibits attached hereto consist of the following:

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE